Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Due from Related Parties	Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:
	March 31, 2024	March 31, 2023
NUAG (i)	$28	$51
TIN (ii)	562	37
	$590	$88
i.	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2024, the Company recovered $1.0 million (year ended March 31, 2023 - $1.0 million) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
ii.	The Company recovers costs for services rendered to TIN and expenses incurred on behalf of TIN pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2024, the Company recovered $0.3 million (year ended March 31, 2023 - $0.2 million) from TIN for services rendered and expenses incurred on behalf of TIN. The costs recovered from TIN were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income. In January 2024, the Company and TIN entered into an interest-free unsecured credit facility agreement with no conversion features (the “Facility”) to allow TIN to advance up to $1.0 million from the Company. As of March 31, 2024, the Company advanced $0.5 million to TIN and received 350,000 common shares of TIN as the Bonus Shares for granting the Facility. Subsequent to March 31, 2024, the Company advanced the remaining $0.5 million to TIN.

Schedule of Compensation of Key Management Personnel	The remuneration of directors and other members of key management personnel, who are those having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, for the years ended March 31, 2024 and 2023 were as follows:
	Years Ended March 31,
	2024	2023
Cash compensation	$3,403	$3,057
Share-based compensation	2,487	3,764
	$5,890	$6,821